SHARE-BASED PAYMENTS - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2021 ZAR (R) shares	Dec. 31, 2020 ZAR (R) shares	Dec. 31, 2019 ZAR (R) shares	Jun. 30, 2020 ZAR (R)
Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R			R 119.14
Awards outstanding at beginning of year (in shares)	1,005,977	2,141,415	4,557,919
Awards granted during the year (in shares)	0	0	0
Awards lapsed during the year (in shares)	0	0	(109,065)
Awards exercised during the year (in shares)	(156,294)	(1,135,438)	(2,307,439)
Awards outstanding at end of year (in shares)	849,683	1,005,977	2,141,415
Awards exercisable at end of year (in shares)	849,683	1,005,977	1,207,936
Deferred Share Plan (DSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R	R 308.97	R 325.97	R 204.42
Awards outstanding at beginning of year (in shares)	2,289,762	1,599,360	0
Awards granted during the year (in shares)	1,185,348	1,176,532	1,669,191
Awards lapsed during the year (in shares)	(322,814)	(155,575)	(55,208)
Awards exercised during the year (in shares)	(459,913)	(330,555)	(14,623)
Awards outstanding at end of year (in shares)	2,692,383	2,289,762	1,599,360
Awards exercisable at end of year (in shares)	588,694,000,000	183,439,000,000	0
Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value | R				R 129.94
Awards outstanding at beginning of year (in shares)	111,562	229,639	447,842
Awards lapsed during the year (in shares)	0	0	0
Awards exercised during the year (in shares)	(2,333)	(118,077)	(218,203)
Awards outstanding at end of year (in shares)	109,229	111,562	229,639
Awards exercisable at end of year (in shares)	109,229	111,562	229,639
Tranche One | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)			50.00%
Tranche One | DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	50.00%
Tranche One | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	33.00%
Tranche One | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche Two | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)			50.00%
Tranche Two | DSP 2 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	50.00%
Tranche Two | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	33.00%
Tranche Two | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche three | DSP 3 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	34.00%
Tranche three | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche four | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%
Tranche five | DSP 5 year
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Award vesting percentage (in percent)	20.00%